Exhibit 99.1

Nissan Auto Receivables 2015-C

Collection Period	31-Oct-17	30/360 Days	30	Collection Period Start	1-Oct-17
Distribution Date	15-Nov-17	Actual/360 Days	30	Collection Period End	31-Oct-17
				Prior Month Settlement Date	16-Oct-17
				Current Month Settlement Date	15-Nov-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	517,478,663.34	492,795,649.40	0.400643
Yield Supplement Overcollaterization		51,665,723.63	14,375,261.83	13,356,052.62
Total Adjusted Portfolio		1,230,010,825.44	503,103,401.51	479,439,596.78
Total Adjusted Securities		1,230,010,825.44	503,103,401.51	479,439,596.78	0.389785
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	1.58889%	100,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.37000%	354,000,000.00	347,092,576.07	323,428,771.34	0.913641
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	23,663,804.73	396,264.02	66.8469060	1.1193899
Class A-4 Notes	0.00	148,643.92	—	1.3916667
Certificates	0.00	0.00	—	—

Total Securities	23,663,804.73	544,907.94

Nissan Auto Receivables 2015-C

I. COLLECTIONS

Interest:
Interest Collections		1,025,004.46
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		1,025,004.46
Principal:
Principal Collections		24,124,992.34
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		24,124,992.34
Recoveries of Defaulted Receivables		208,663.40
Servicer Advances		33,614.66

Total Collections		25,392,274.86

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	41,621	503,103,401.51
Total Principal Payment		23,663,804.73

	40,581	479,439,596.78

III. DISTRIBUTIONS

Total Collections		25,392,274.86
Reserve Account Draw		0.00
Total Available for Distribution		25,392,274.86
1. Reimbursement of Advance		56,474.85
2. Servicing Fee:
Servicing Fee Due		431,232.22
Servicing Fee Paid		431,232.22
Servicing Fee Shortfall		0.00

Nissan Auto Receivables 2015-C

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	396,264.02
Class A-3 Notes Monthly Interest Paid	396,264.02
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-C

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	148,643.92
Class A-4 Notes Monthly Interest Paid	148,643.92
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	544,907.94
Total Note Monthly Interest Paid	544,907.94
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	24,359,659.85
4. Total Monthly Principal Paid on the Notes	23,663,804.73
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	23,663,804.73
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	695,855.12
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	695,855.12

Nissan Auto Receivables 2015-C

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,075,027.06
Required Reserve Account Amount	3,075,027.06
Beginning Reserve Account Balance	3,075,027.06
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,075,027.06
Required Reserve Account Amount for Next Period	3,075,027.06
VI. POOL STATISTICS

Weighted Average Coupon	2.35%
Weighted Average Remaining Maturity	34.36

	Amount	Number
Principal on Defaulted Receivables	558,021.60	41
Principal Recoveries of Defaulted Receivables	208,663.40

Monthly Net Losses	349,358.20
Pool Balance at Beginning of Collection Period	517,478,663.34
Net Loss Ratio for Third Preceding Collection Period	0.61%
Net Loss Ratio for Second Preceding Collection Period	0.06%
Net Loss Ratio for Preceding Collection Period	-0.11%
Net Loss Ratio for Current Collection Period	0.81%
Four-Month Average Net Loss Ratio	0.34%
Cumulative Net Losses for all Periods	7,418,194.04

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,544,135.28	247	0.72%
61-90 Days Delinquent	665,430.03	46	0.14%
91-120 Days Delinquent	229,257.61	16	0.05%
More than 120 Days	18,872.11	1	0.00%

Total 31+ Days Delinquent Receivables:	4,457,695.03	310	0.90%

Nissan Auto Receivables 2015-C

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.17%	0.14%
Delinquency Ratio for Second Preceding Collection Period	0.22%	0.18%
Delinquency Ratio for Preceding Collection Period	0.26%	0.20%
Delinquency Ratio for Current Collection Period	0.19%	0.16%
Four-Month Average Delinquency Ratio	0.21%	0.17%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO